Capital Commitments CapitalCommitments(Tables)	6 Months Ended
Jun. 30, 2018
Contractual Capital Commitments [Abstract]
Contractual Capital Committments [Table Text Block]
Capital commitments

		As at	As at	As at
		Jun	Jun	Dec
		2018	2017	2017
	US Dollar million	Reviewed	Reviewed	Audited

	Orders placed and outstanding on capital contracts at the prevailing rate of exchange (1)	111	208	87

(1)	Includes the group's attributable share of capital commitments relating to associates and joint ventures.